Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash Flows From Operating Activities:
Net income (loss)	$ 772,000	$ (2,361,000)
Adjustments to reconcile net income (loss) to net cash and restricted cash used in operating activities:
Depreciation and amortization	717,000	139,000
Stock-based compensation	2,931,000	1,275,000
Change in fair value of warrant liabilities	(10,909,000)	0
Deferred tax benefit	(109,000)	0
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(873,000)	(375,000)
Accounts receivable	(1,783,000)	(453,000)
Other non-current assets	(12,000)	(3,000)
Operating lease assets/liabilities	4,000	(32,000)
Accounts payable and accrued expenses	1,924,000	1,363,000
Deferred revenue	1,322,000	445,000
Net cash used in operating activities	(6,016,000)	(2,000)
Cash Flows From Investing Activities:
Purchase of property and equipment	(224,000)	(33,000)
Proceeds from sales of short-term investments	17,209,000	0
Net cash provided by (used in) investing activities	4,628,000	(536,000)
Cash Flows From Financing Activities:
Proceeds from the exercise of stock options	161,000	2,000
Taxes paid related to net share settlement of equity awards	(3,121,000)	0
Deferred recapitalization costs related to the merger	0	(1,403,000)
Net cash used in financing activities	(2,960,000)	(1,401,000)
Effect of foreign exchange rate changes on cash balances	(9,000)	0
Net decrease in cash and cash equivalents and restricted cash	(4,357,000)	(1,939,000)
Cash and cash equivalents and restricted cash - beginning	7,582,000	12,276,000
Cash and cash equivalents and restricted cash - ending	3,225,000	10,337,000
Reconciliation to consolidated balance sheets:
Cash and cash equivalents	2,595,000	10,216,000
Restricted cash	630,000	121,000
Total	3,225,000	10,337,000
Non-cash investing and financing activities:
Adoption of new leases under ASC 842 entered into during the period	208,000	0
Domain name
Cash Flows From Investing Activities:
Payments to acquire intangible assets	0	(503,000)
Helijet rights
Cash Flows From Investing Activities:
Payments to acquire intangible assets	$ (12,357,000)	$ 0